Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vericimetry Funds
Entity Central Index Key	0001524968
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Vericimetry U.S. Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Vericimetry U.S. Small Cap Value Fund
Class Name	Vericimetry U.S. Small Cap Value Fund
Trading Symbol	VYSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vericimetry U.S. Small Cap Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.
Additional Information Phone Number	1-855-755-7550
Additional Information Website	https://www.vericimetry.com/vysvx/fund-information.php
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vericimetry U.S. Small Cap Value Fund	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

In general, the Fund seeks to deliver the long side of the small-value risk premiums in U.S. securities through a well-diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2024, the Fund had positive returns, and it outperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a positive 26.35% versus the Benchmark’s positive return of 25.88%. For most of the year, the Fund was more than 95% fully invested and had a well- diversified portfolio, with at least 773 equity holdings.

As managers of a U.S. small cap value fund, we face the challenge of maintaining the Fund’s outperformance of its benchmark during periods of declining US 10-year Treasury yields. Given the Fund’s mandate, we cannot invest in interest rate-sensitive sectors like REITs. To address this challenge, we overweight sectors that tend to correlate with REITs’ performance, such as Homebuilding. This strategy helps offset the impact of our benchmark’s significant REIT allocation, which can be up to 13% of its weight.

The views in this letter were as of September 30, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
	1 Yr	3 Yr	5 Yr	10 Yr
Vericimetry U.S. Small Cap Value Fund	26.35%	8.53%	13.05%	8.73%
Russell 2000 Value Index	25.88%	3.77%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 179,952,623
Holdings Count | Holding	840
Advisory Fees Paid, Amount	$ 795,044
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$179,952,623
Total number of portfolio holdings	840
Total advisory fees paid (net)	$795,044
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
TOP TEN HOLDINGS

Taylor Morrison Home Corp.	1.00%
Carpenter Technology Corp.	0.90%
SkyWest, Inc.	0.83%
Meritage Homes Corp.	0.82%
Tri Pointe Homes, Inc.	0.76%
Commercial Metals Co.	0.76%
Modine Manufacturing Co.	0.74%
Amkor Technology, Inc.	0.72%
Jackson Financial, Inc. - Class A	0.71%
Mr Cooper Group, Inc.	0.70%

ASSET ALLOCATION

SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS

Taylor Morrison Home Corp.	1.00%
Carpenter Technology Corp.	0.90%
SkyWest, Inc.	0.83%
Meritage Homes Corp.	0.82%
Tri Pointe Homes, Inc.	0.76%
Commercial Metals Co.	0.76%
Modine Manufacturing Co.	0.74%
Amkor Technology, Inc.	0.72%
Jackson Financial, Inc. - Class A	0.71%
Mr Cooper Group, Inc.	0.70%